Equity Method Investment in Smackover Lithium - Changes (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Equity Method Investment in Joint Ventures
Beginning, Balance	$ 168,868
Capital contributions	17,875
Loss from investment in Smackover Lithium	(1,502)	$ (984)
Ending, Balance	185,241
SWA Lithium
Equity Method Investment in Joint Ventures
Beginning, Balance	105,165
Capital contributions	9,625
Loss from investment in Smackover Lithium	(1,299)	(829)
Ending, Balance	113,491	105,165
Texas Lithium
Equity Method Investment in Joint Ventures
Beginning, Balance	63,703
Capital contributions	8,250
Loss from investment in Smackover Lithium	(203)	(155)
Ending, Balance	$ 71,750	$ 63,703